STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10: STOCKHOLDERS’ EQUITY

The Company is authorized to issue a total of 85,000,000 shares of stock consisting of 75,000,000 shares of Common Stock, par value $0.001 per share, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

Reverse Stock-Split

On September 28, 2010, the Board of Directors approved a 1-for-2.26332 reverse share split for all issued and outstanding shares of Common Stock, with no change to the par value of the Common Stock.

Prior Issuances of Common Stock

On April 30, 2009 (inception), the Company issued 1,767,316 shares (or 4,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC, a related party to the Company through common ownership, for cash in the amount of $24,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); 1,325,487 shares (or 3,000,000 shares prior to the reverse stock-split on September 28, 2010) to Manistee Ventures LLC, a related party to the Company through common ownership, for cash in the amount of $18,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); and 883,662 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to the Chairman, CEO and President of the Company at that time for cash in the amount of $12,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On July 28, 2009, the Company issued 39,765 shares (or 90,000 shares prior to the reverse stock-split on September 28, 2010) to a director of the Company for cash in the amount of $540, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On December 28, 2009, the Company issued 883,658 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC for cash in the amount of $100,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) to forty-four (44) investors for cash in the amount of $98,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 132,549 shares (or 300,000 shares prior to the reverse stock-split on September 28, 2010) to a servicer for effecting transactions intended to cause the Company to become a public company and to have its securities traded in the United States. The shares were issued at a value of $15,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 21, 2010, the Company issued an additional 53,020 shares (or 120,000 shares prior to the reverse stock-split on September 28, 2010) to a shareholder who acquired 13,255 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date as one of the forty-four (44) investors. Those shares were issued to the shareholder for services to be performed, including investor relations, media relations, and corporate communications. Those shares were issued at a value of $6,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 23, 2010, the Company issued 35,346 shares (or 80,000 shares prior to the reverse stock-split on September 28, 2010) to an investor for cash in the amount of $4,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On April 27, 2010, the Company issued 13,256 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) to a service provider for website development services pursuant to an original agreement between the Company and the web site developer executed on December 14, 2009 (the “measurement date”), where it was agreed at that time that, at the Company’s option, $50,000 would be paid or 13,256 shares (or 30,000 shares of common stock prior to the reverse stock-split on September 28, 2010) would be issued to the developer in exchange for his services.

On September 30, 2012, the Company issued 862,500 shares to the shareholders of Acueity as part of the consideration for the asset purchase (see Note 15). The shares were valued at $5.00 per share, the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16), or $4,312,500 in total.

Private Placements and Warrants

On April 28, May 31, June 10, and June 23, 2011, pursuant to Securities Purchase Agreements with various investors (the “Investors”), the Company issued 5,256,800 shares of the Company’s common stock and 5,256,800 warrants (the “Investor Warrants”), each of which entitles the investors to purchase the Company’s common stock at $1.25 per share, for aggregate gross proceeds of $6,571,000 (the “Private Placement”).

Placement Agent Fees

In connection with the Private Placement, the Company paid Dawson James Securities, Inc. (the “Placement Agent”), a cash fee equal to 10% of the gross proceeds from sale of the common stocks and warrants, plus 3% non-accountable expense allowance, an aggregate of $857,230 (the “Placement Agent Fee”). In addition, the Company entered into Warrant Agreements with the placement agent pursuant to which the Placement Agent received 788,520 warrants (the “Placement Agent Warrants”), each of which entitles the Placement Agent to purchase one share of the Company’s common stock at $1.60 per share, plus an additional 788,520 warrants (the “Placement Agent Warrants”), each of which entitles the placement agent to purchase the Company’s common stock at $1.25 per share. The cash payment of $857,230 Placement Agent Fee and the $495,876 aggregated initial fair value of the Placement Agent Warrants (see Fair Value Considerations below) were directly attributable to an actual offering and were charged through additional paid-in capital in accordance with the SEC Staff Accounting Bulletin (SAB) Topic 5A.

Warrants

The Warrants, including the Investor Warrants and the Placement Agent Warrants, are exercisable at any time commencing after the earliest of the following to occur (the “Initial Exercise Date”):

(a)	Six (6) months from the closing of the Company Initial Public Offering (initial public offering of the Company’s Common Stock registered under the Securities Act),

(b)	The closing of a “fundamental transaction” (in case of any reclassification, capital reorganization, exchange of shares, liquidation, recapitalization or change of the Common Stock, or in case of any consolidation or merger of the Company with or into another corporation or entity, or in case of any sale, lease or conveyance to another corporation or entity of all or substantially all of the assets of the Company), or

(c)	Closing of a “significant private financing” (sale of the Company’s securities primarily for capital raising purposes in a transaction or series of related transactions that is exempt from registration under the Securities Act and in which the Company issues securities representing at least 20% of the then outstanding capital stock of the Company, calculated assuming the conversion or exercise of all outstanding options, warrants and other securities convertible into or exercisable for capital stock of the Company).

The Warrants shall expire and no longer be exercisable on the fifth anniversary of the Initial Exercise Date (the “Expiration Date”). The Company may at any time during the term of this Warrant reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company. The Warrants may be exercised for cash or, at the option of the Investor, may be exercised on a cashless basis. There are no redemption features embodied in the Warrants and they have met the conditions provided in current accounting standards for equity classification.

Fair Value Considerations

The Company’s accounting for the issuance of warrants to the Investors and the Placement Agent required the estimation of fair values of the financial instruments. The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions. The Company selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions. The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

The Investor Warrants and the Placement Agent Warrants were initially valued at $1,808,025 or $0.344 per warrant, $228,712 or $0.290 per warrant, and $267,164 or $0.339 per warrant, respectively. The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants

Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25

Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

•	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

•	Stock price- The Company’s common stock was not publicly traded at the time the Warrants were issued. Therefore, the stock price was determined implicitly from an iterative process in order for the combined fair value of the common stock and the warrants to equal the amount of proceeds received in the Private Placement, based upon the assumption that the Private Placement was the result of an arm’s length transaction.

•	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

•	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

Asset Purchase and Warrants

On September 30, 2012, pursuant to the asset purchase agreement with Acueity, the Company issued 862,500 shares of common stock and 325,000 warrants (“Acueity Warrants”) to the shareholders of Acueity, each of which entitles the recipients to subscribe for and purchase from the Company one share of the Company’s common stock at $5.00 per share (the “Exercise Price”), subject to a six-month lock up agreement.

Warrants

The Acueity Warrants are exercisable at any time commencing after September 30, 2012 (the “Issuance Date”) and shall expire and no longer be exercisable on the fifth anniversary of the Issuance Date (the “Expiration Date”). The Company may at any time during the term of the Acueity Warrants reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company. The Acueity Warrants do not have a cashless exercise provision. There are no redemption features embodied in the Acueity Warrants and they have met the conditions provided in current accounting standards for equity classification.

Fair Value Considerations

The Company’s accounting for the issuance of the Acueity Warrants required the estimation of fair values of the financial instruments. The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions. The Company selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions. The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

The Acueity Warrants were valued at $762,353 or $2.3457 per warrant. The following tables reflect assumptions used to determine the fair value of the Warrants:

		September 2012
	Fair Value Hierarchy Level	Acueity Warrants

Indexed shares		325,000
Exercise price		$5.00

Significant assumptions:
Stock price	3	$5.00
Remaining term	3	5 years
Risk free rate	2	0.62%
Expected volatility	3	56.54%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

•	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

•	Stock price- The Company’s common stock was not publicly traded at the time the Acueity Warrants were issued. Therefore, the stock price was determined at the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16).

•	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

•	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

Stock Option and Incentive Plan

On September 28, 2010, the Board of Directors approved the adoption of the 2010 Stock Option and Incentive Plan, or the 2010 Plan, subject to stockholder approval, to provide for the grant of equity-based awards to employees, officers, non-employee directors and other key persons providing services to the Company. Awards of incentive options may be granted under the 2010 Plan until September 2020. No other awards may be granted under the 2010 Plan after the date that is 10 years from the date of stockholder approval. An aggregate of 1,000,000 shares (or 2,263,320 shares prior to the reverse stock-split on September 28, 2010) are reserved for issuance in connection with awards granted under the 2010 Plan, such number of shares to be subject to adjustment as provided in the plan and in any award agreements entered into by the Company under the plan, and upon the exercise or conversion of any awards granted under the plan.

On April 4, 2011, 45,000 non-qualified stock options were granted under the Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company.

On September 1, 2011, 219,000 incentive stock options were granted under the Plan to employees and officers and 200,000 non-qualified stock options were granted under the Plan to non-employee directors, respectively, for their employment with and services to be provided to the Company (see Note 14).

On April 30, 2012, 19,757 non-qualified stock options were granted under the Plan to members of the Board of Directors for their services provided to the Company.

NOTE 10: STOCKHOLDERS’ EQUITY

The Company is authorized to issue a total of 85,000,000 shares of stock consisting of 75,000,000 shares of Common Stock, par value $0.001 per share, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

Reverse Stock-Split

On September 28, 2010, the Board of Directors approved a 1-for-2.26332 reverse share split for all issued and outstanding shares of Common Stock, with no change to the par value of the Common Stock.

Prior Issuances of Common Stock

On April 30, 2009 (inception), the Company issued 1,767,316 shares (or 4,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC, a related party to the Company through common ownership, for cash in the amount of $24,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); 1,325,487 shares (or 3,000,000 shares prior to the reverse stock-split on September 28, 2010) to Manistee Ventures LLC, a related party to the Company through common ownership, for cash in the amount of $18,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010); and 883,662 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to the Chairman, CEO and President of the Company at that time for cash in the amount of $12,000, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On July 28, 2009, the Company issued 39,765 shares (or 90,000 shares prior to the reverse stock-split on September 28, 2010) to a director of the Company for cash in the amount of $540, or $0.014 per share (or $0.006 per share prior to the reverse stock-split on September 28, 2010).

On December 28, 2009, the Company issued 883,658 shares (or 2,000,000 shares prior to the reverse stock-split on September 28, 2010) to Ensisheim Partners LLC for cash in the amount of $100,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) to forty-four (44) investors for cash in the amount of $98,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On January 21, 2010, the Company issued 132,549 shares (or 300,000 shares prior to the reverse stock-split on September 28, 2010) to a servicer for effecting transactions intended to cause the Company to become a public company and to have its securities traded in the United States. The shares were issued at a value of $15,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 21, 2010, the Company issued an additional 53,020 shares (or 120,000 shares prior to the reverse stock-split on September 28, 2010) to a shareholder who acquired 13,255 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date as one of the forty-four (44) investors. Those shares were issued to the shareholder for services to be performed, including investor relations, media relations, and corporate communications. Those shares were issued at a value of $6,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010), the same price as the issuance of the 866,007 shares (or 1,960,000 shares prior to the reverse stock-split on September 28, 2010) for cash on the same date.

On January 23, 2010, the Company issued 35,346 shares (or 80,000 shares prior to the reverse stock-split on September 28, 2010) to an investor for cash in the amount of $4,000, or $0.11 per share (or $0.05 per share prior to the reverse stock-split on September 28, 2010).

On April 27, 2010, the Company issued 13,256 shares (or 30,000 shares prior to the reverse stock-split on September 28, 2010) to a service provider for website development services pursuant to an original agreement between the Company and the web site developer executed on December 14, 2009 (the “measurement date”), where it was agreed at that time that, at the Company’s option, $50,000 would be paid or $50,000 in the form of 13,256 shares (or 30,000 shares of common stock prior to the reverse stock-split on September 28, 2010) would be issued to the developer in exchange for his services.

Private Placements and Warrants

On April 28, May 31, June 10, and June 23, 2011, pursuant to Securities Purchase Agreements with various investors (the “Investors”), the Company issued 5,256,800 shares of the Company’s common stock and 5,256,800 warrants (the “Investor Warrants”), each of which entitles the investors to purchase the Company’s common stock at $1.25 per share, for aggregate gross proceeds of $6,571,000 (the “Private Placement”).

Placement Agent Fees

In connection with the Private Placement, the Company paid Dawson James Securities, Inc. (the “Placement Agent”), a cash fee equal to 10% of the gross proceeds from sale of the common stocks and warrants, plus 3% non-accountable expense allowance, an aggregate of $857,230 (the “Placement Agent Fee”). In addition, the Company entered into Warrant Agreements with the placement agent pursuant to which the Placement Agent received 788,520 warrants (the “Placement Agent Warrants”), each of which entitles the Placement Agent to purchase one share of the Company’s common stock at $1.60 per share, plus an additional 788,520 warrants (the “Placement Agent Warrants”), each of which entitles the placement agent to purchase the Company’s common stock at $1.25 per share. The cash payment of $857,230 Placement Agent Fee and the $495,876 aggregated initial fair value of the Placement Agent Warrants (see Fair Value Considerations below) were directly attributable to an actual offering and were charged through additional paid-in capital in accordance with the SEC Staff Accounting Bulletin (SAB) Topic 5A.

Warrants

The Warrants, including the Investor Warrants and the Placement Agent Warrants, are exercisable at any time commencing after the earliest of the following to occur (the “Initial Exercise Date”):

(a)	Six (6) months from the closing of the Company Initial Public Offering (initial public offering of the Company’s Common Stock registered under the Securities Act),
(b)	The closing of a “fundamental transaction” (in case of any reclassification, capital reorganization, exchange of shares, liquidation, recapitalization or change of the Common Stock, or in case of any consolidation or merger of the Company with or into another corporation or entity, or in case of any sale, lease or conveyance to another corporation or entity of all or substantially all of the assets of the Company), or
(c)	Closing of a “significant private financing” (sale of the Company’s securities primarily for capital raising purposes in a transaction or series of related transactions that is exempt from registration under the Securities Act and in which the Company issues securities representing at least 20% of the then outstanding capital stock of the Company, calculated assuming the conversion or exercise of all outstanding options, warrants and other securities convertible into or exercisable for capital stock of the Company).

The Warrants shall expire and no longer be exercisable on the fifth anniversary of the Initial Exercise Date (the “Expiration Date”). The Company may at any time during the term of this Warrant reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company. The Warrants may be exercised for cash or, at the option of the Investor, may be exercised on a cashless basis. There are no redemption features embodied in the Warrants and they have met the conditions provided in current accounting standards for equity classification.

Fair Value Considerations

The Company’s accounting for the issuance of warrants to the Investors and the Placement Agent required the estimation of fair values of the financial instruments. The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions. The Company selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions. The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

The Investor Warrants and the Placement Agent Warrants were initially valued at $1,808,025 or $0.344 per warrant, $228,712 or $0.290 per warrant, and $267,164 or $0.339 per warrant, respectively. The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants
Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25
Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.
(2)	Level 2 inputs include:
•	Risk-free rate — The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.
(3)	Level 3 inputs include:
•	Stock price — The Company’s common stock was not publicly traded at the time the Warrants were issued. Therefore, the stock price was determined by taking the $1.25 price per Unit (one Unit consisted of one share of common stock and one warrant) issued in the Private Placement and subtracting from $1.25 the fair value of the Warrant, which was determined by the Black-Scholes method. The difference remaining after subtracting the fair value of the Warrant ($0.344) from the price per Unit ($1.25) is the fair value of the common stock ($0.906).
•	Remaining term — The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.
•	Expected volatility — We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.
Stock Option and Incentive Plan

On September 28, 2010, the Board of Directors approved the adoption of the 2010 Stock Option and Incentive Plan, or the 2010 Plan, subject to stockholder approval, to provide for the grant of equity-based awards to employees, officers, non-employee directors and other key persons providing services to the Company. Awards of incentive options may be granted under the 2010 Plan until September 2020. No other awards may be granted under the 2010 Plan after the date that is 10 years from the date of stockholder approval. An aggregate of 1,000,000 shares (or 2,263,320 shares prior to the reverse stock-split on September 28, 2010) are reserved for issuance in connection with awards granted under the 2010 Plan, such number of shares to be subject to adjustment as provided in the plan and in any award agreements entered into by the Company under the plan, and upon the exercise or conversion of any awards granted under the plan.

On April 4, 2011, 45,000 non-qualified stock options were granted under the Plan to Dr. Tim Hunkapiller for being a member of the Company’s Scientific Advisory Board and consulting services to be provided to the Company.

On September 1, 2011, 219,000 incentive stock options were granted under the Plan to employees and officers and 200,000 non-qualified stock options were granted under the Plan to non-employee directors, respectively, for their employment with and services to be provided to the Company (see Note 14).